Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (310,253)
Transfers to level 3	0
Transfers from level 3	0
Financial liabilities at end of period	(329,586)	kr (310,253)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(34,592)	(41,461)
Purchases	(6,028)	(10,367)
Settlements & sales	6,592	18,738
Transfers to level 3		(1)
Gains (+) and losses (-) through profit or loss	1,234	607
Gains (+) and losses (-) in Other comprehensive income	(30)	(36)
Exchange-rate differences assets and liabilities	(4,654)	(2,072)
Financial assets and liabilities at fair value, at the end of period	(37,478)	(34,592)
Unrealized fair value changes	1,234	594
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(32,555)	(41,198)
Purchases liabilities	(6,028)	(10,372)
Settlements & sales	6,496	19,337
Gains (+) and losses (-) through profit or loss	1,676	196
Gains (+) and losses (-) in Other comprehensive income	(30)	(36)
Exchange-rate differences	(949)	(482)
Financial liabilities at end of period	(31,390)	(32,555)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(2,037)	(263)
Purchases	0	5
Settlements & sales	96	(599)
Transfers to level 3		(1)
Gains (+) and losses (-) through profit or loss	(442)	411
Exchange-rate differences assets and liabilities	(3,705)	(1,590)
Financial assets and liabilities at fair value, at the end of period	kr (6,088)	kr (2,037)